Commitments and Contingent Liabilities (Future Minimum Rental Commitments for Noncancelable Leases) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Capital leases:
Fiscal year ending March 31, 2020	¥ 6,573
Fiscal year ending March 31, 2021	5,957
Fiscal year ending March 31, 2022	4,739
Fiscal year ending March 31, 2023	3,287
Fiscal year ending March 31, 2024	1,672
Fiscal year ending March 31, 2025 and thereafter	3,104
Total minimum lease payments	25,332
Amount representing interest	(2,797)
Present value of minimum lease payments	22,535
Operating leases:
Fiscal year ending March 31, 2020	94,422
Fiscal year ending March 31, 2021	81,431
Fiscal year ending March 31, 2022	68,416
Fiscal year ending March 31, 2023	56,471
Fiscal year ending March 31, 2024	50,571
Fiscal year ending March 31, 2025 and thereafter	271,031
Total minimum lease payments	¥ 622,342